Summary of Future Net Cash Flows Relating to Prove Oil and Natural Gas Reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
weighted average prices	2.94	4.55	4.57
Oil and NGLs
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
weighted average prices	90.92	92.45	76.03
Natural Gas Liquids
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
weighted average prices	32.91	46.34	31.71